PROMISSORY NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
Notes to Financial Statements
PROMISSORY NOTES PAYABLE
5.	PROMISSORY NOTES PAYABLE

During the year ended July 31, 2017, the Company issued promissory notes totalling $220,000, accruing interest in advance at 10% every three months, maturing on June 29, 2017. Subsequently, the Company and one promissory note holder agreed to reduce the interest rate to 7.2% and make an early repayment of principal of $100,000 and accrued interest of $7,200. The remaining principal of $120,000 and accrued interest of $12,000 was also repaid during the year ended July 31, 2017.

7.	PROMISSORY NOTES PAYABLE

During the year ended July 31, 2017, the Company issued promissory notes totalling $220,000, accruing interest in advance at 10% every three months, maturing on June 29, 2017. Subsequently, the Company and one promissory note holder agreed to reduce the interest rate to 7.2% and make an early repayment of principal of $100,000 and accrued interest of $7,200. The remaining principal of $120,000 and accrued interest of $12,000 was also repaid during the year ended July 31, 2017.